Distribution Date:	10/13/21	GS Mortgage Securities Trust 2018-GS10
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-GS10

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	5		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	18		CMBS Servicing	(404) 420-5600	CMBSServicing@trimontrea.com
Historical Detail	19		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	22		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	25		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	26	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27		General Contact	(302) 636-4140
Supplemental Notes	28		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36250SAA7	3.199000%	12,186,000.00	5,453,796.10	270,650.01	14,538.91	0.00	0.00	285,188.92	5,183,146.09	30.27%	30.00%
A-2	36250SAB5	4.003000%	72,497,000.00	72,497,000.00	0.00	241,837.91	0.00	0.00	241,837.91	72,497,000.00	30.27%	30.00%
A-3	36250SAC3	4.261000%	62,946,000.00	62,946,000.00	0.00	223,510.76	0.00	0.00	223,510.76	62,946,000.00	30.27%	30.00%
A-4	36250SAD1	3.890000%	175,000,000.00	175,000,000.00	0.00	567,291.67	0.00	0.00	567,291.67	175,000,000.00	30.27%	30.00%
A-5	36250SAE9	4.155000%	199,668,000.00	199,668,000.00	0.00	691,350.45	0.00	0.00	691,350.45	199,668,000.00	30.27%	30.00%
A-AB	36250SAF6	4.106000%	25,167,000.00	25,167,000.00	0.00	86,113.09	0.00	0.00	86,113.09	25,167,000.00	30.27%	30.00%
A-S	36250SAJ8	4.384000%	68,433,000.00	68,433,000.00	0.00	250,008.56	0.00	0.00	250,008.56	68,433,000.00	21.44%	21.25%
B	36250SAK5	4.370383%	38,127,000.00	38,127,000.00	0.00	138,858.00	0.00	0.00	138,858.00	38,127,000.00	16.52%	16.38%
C	36250SAL3	4.409473%	36,172,000.00	36,172,000.00	0.00	132,916.22	0.00	0.00	132,916.22	36,172,000.00	11.86%	11.75%
D	36250SAM1	3.000000%	22,485,000.00	22,485,000.00	0.00	56,212.50	0.00	0.00	56,212.50	22,485,000.00	8.96%	8.88%
E	36250SAR0	3.000000%	17,597,000.00	17,597,000.00	0.00	43,992.50	0.00	0.00	43,992.50	17,597,000.00	6.68%	6.63%
F	36250SAT6	4.409473%	17,597,000.00	17,597,000.00	0.00	64,661.25	0.00	0.00	64,661.25	17,597,000.00	4.41%	4.38%
G-RR	36250SAV1	4.409473%	7,821,000.00	7,821,000.00	0.00	28,738.74	0.00	0.00	28,738.74	7,821,000.00	3.41%	3.38%
H-RR*	36250SAX7	4.409473%	26,395,782.00	26,395,782.00	0.00	96,992.92	0.00	0.00	96,992.92	26,395,782.00	0.00%	0.00%
RR	N/A	4.409473%	28,618,000.00	28,371,657.80	9,903.52	104,253.39	0.00	0.00	114,156.91	28,361,754.28	0.00%	0.00%
Interest
R	36250SAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36250SBB4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
WLS-A	36250SBD0	4.903810%	5,190,000.00	5,190,000.00	0.00	21,208.98	0.00	0.00	21,208.98	5,190,000.00	91.35%	91.35%
WLS-B	36250SBF5	4.903810%	10,301,000.00	10,301,000.00	0.00	42,095.12	0.00	0.00	42,095.12	10,301,000.00	74.17%	74.17%
WLS-C	36250SBH1	4.903810%	13,996,000.00	13,996,000.00	0.00	57,194.77	0.00	0.00	57,194.77	13,996,000.00	50.83%	50.83%
WLS-D	36250SBK4	4.903810%	13,547,000.00	13,547,000.00	0.00	55,359.93	0.00	0.00	55,359.93	13,547,000.00	28.24%	28.24%

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
WLS-E 36250SBM0		4.903810%	16,934,750.00	16,934,750.00	0.00	69,204.00	0.00	0.00	69,204.00	16,934,750.00	0.00%	0.00%
WLS RR	N/A	4.903810%	3,156,250.00	3,156,250.00	0.00	12,898.04	0.00	0.00	12,898.04	3,156,250.00	0.00%	0.00%
Interest
Regular SubTotal			873,834,782.00	866,856,235.90	280,553.53	2,999,237.71	0.00	0.00	3,279,791.24	866,575,682.37

Notional Certificates
X-A	36250SAG4	0.322596%	615,897,000.00	609,164,796.10	0.00	163,761.94	0.00	0.00	163,761.94	608,894,146.09
X-B	36250SAH2	0.039090%	38,127,000.00	38,127,000.00	0.00	1,241.99	0.00	0.00	1,241.99	38,127,000.00
X-D	36250SAP4	1.409473%	40,082,000.00	40,082,000.00	0.00	47,078.76	0.00	0.00	47,078.76	40,082,000.00
Notional SubTotal			694,106,000.00	687,373,796.10	0.00	212,082.69	0.00	0.00	212,082.69	687,103,146.09

Deal Distribution Total					280,553.53	3,211,320.40	0.00	0.00	3,491,873.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250SAA7	447.54604464	22.20991384	1.19308305	0.00000000	0.00000000	0.00000000	0.00000000	23.40299688	425.33613081
A-2	36250SAB5	1,000.00000000	0.00000000	3.33583334	0.00000000	0.00000000	0.00000000	0.00000000	3.33583334	1,000.00000000
A-3	36250SAC3	1,000.00000000	0.00000000	3.55083341	0.00000000	0.00000000	0.00000000	0.00000000	3.55083341	1,000.00000000
A-4	36250SAD1	1,000.00000000	0.00000000	3.24166669	0.00000000	0.00000000	0.00000000	0.00000000	3.24166669	1,000.00000000
A-5	36250SAE9	1,000.00000000	0.00000000	3.46250000	0.00000000	0.00000000	0.00000000	0.00000000	3.46250000	1,000.00000000
A-AB	36250SAF6	1,000.00000000	0.00000000	3.42166687	0.00000000	0.00000000	0.00000000	0.00000000	3.42166687	1,000.00000000
A-S	36250SAJ8	1,000.00000000	0.00000000	3.65333333	0.00000000	0.00000000	0.00000000	0.00000000	3.65333333	1,000.00000000
B	36250SAK5	1,000.00000000	0.00000000	3.64198599	0.00000000	0.00000000	0.00000000	0.00000000	3.64198599	1,000.00000000
C	36250SAL3	1,000.00000000	0.00000000	3.67456099	0.00000000	0.00000000	0.00000000	0.00000000	3.67456099	1,000.00000000
D	36250SAM1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36250SAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36250SAT6	1,000.00000000	0.00000000	3.67456100	0.00000000	0.00000000	0.00000000	0.00000000	3.67456100	1,000.00000000
G-RR	36250SAV1	1,000.00000000	0.00000000	3.67456080	0.00000000	0.00000000	0.00000000	0.00000000	3.67456080	1,000.00000000
H-RR	36250SAX7	1,000.00000000	0.00000000	3.67456134	0.00000000	0.23561151	0.00000000	0.00000000	3.67456134	1,000.00000000
RR Interest	N/A	991.39205395	0.34605912	3.64293067	0.00000000	0.00795199	0.00000000	0.00000000	3.98898980	991.04599483
R	36250SAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36250SBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
WLS-A	36250SBD0	1,000.00000000	0.00000000	4.08650867	0.00000000	0.00000000	0.00000000	0.00000000	4.08650867	1,000.00000000
WLS-B	36250SBF5	1,000.00000000	0.00000000	4.08650811	0.00000000	0.00000000	0.00000000	0.00000000	4.08650811	1,000.00000000
WLS-C	36250SBH1	1,000.00000000	0.00000000	4.08650829	0.00000000	0.00000000	0.00000000	0.00000000	4.08650829	1,000.00000000
WLS-D	36250SBK4	1,000.00000000	0.00000000	4.08650845	0.00000000	0.00000000	0.00000000	0.00000000	4.08650845	1,000.00000000
WLS-E	36250SBM0	1,000.00000000	0.00000000	4.08650851	0.00000000	0.00000000	0.00000000	0.00000000	4.08650851	1,000.00000000
WLS RR	N/A	1,000.00000000	0.00000000	4.08650772	0.00000000	0.00000000	0.00000000	0.00000000	4.08650772	1,000.00000000
Interest

Notional Certificates
X-A	36250SAG4	989.06926986	0.00000000	0.26589176	0.00000000	0.00000000	0.00000000	0.00000000	0.26589176	988.62982948
X-B	36250SAH2	1,000.00000000	0.00000000	0.03257508	0.00000000	0.00000000	0.00000000	0.00000000	0.03257508	1,000.00000000
X-D	36250SAP4	1,000.00000000	0.00000000	1.17456115	0.00000000	0.00000000	0.00000000	0.00000000	1.17456115	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	14,538.91	0.00	14,538.91	0.00	0.00	0.00	14,538.91	0.00
A-2	09/01/21 - 09/30/21	30	0.00	241,837.91	0.00	241,837.91	0.00	0.00	0.00	241,837.91	0.00
A-3	09/01/21 - 09/30/21	30	0.00	223,510.76	0.00	223,510.76	0.00	0.00	0.00	223,510.76	0.00
A-4	09/01/21 - 09/30/21	30	0.00	567,291.67	0.00	567,291.67	0.00	0.00	0.00	567,291.67	0.00
A-5	09/01/21 - 09/30/21	30	0.00	691,350.45	0.00	691,350.45	0.00	0.00	0.00	691,350.45	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	86,113.09	0.00	86,113.09	0.00	0.00	0.00	86,113.09	0.00
X-A	09/01/21 - 09/30/21	30	0.00	163,761.94	0.00	163,761.94	0.00	0.00	0.00	163,761.94	0.00
X-B	09/01/21 - 09/30/21	30	0.00	1,241.99	0.00	1,241.99	0.00	0.00	0.00	1,241.99	0.00
A-S	09/01/21 - 09/30/21	30	0.00	250,008.56	0.00	250,008.56	0.00	0.00	0.00	250,008.56	0.00
B	09/01/21 - 09/30/21	30	0.00	138,858.00	0.00	138,858.00	0.00	0.00	0.00	138,858.00	0.00
C	09/01/21 - 09/30/21	30	0.00	132,916.22	0.00	132,916.22	0.00	0.00	0.00	132,916.22	0.00
D	09/01/21 - 09/30/21	30	0.00	56,212.50	0.00	56,212.50	0.00	0.00	0.00	56,212.50	0.00
X-D	09/01/21 - 09/30/21	30	0.00	47,078.76	0.00	47,078.76	0.00	0.00	0.00	47,078.76	0.00
E	09/01/21 - 09/30/21	30	0.00	43,992.50	0.00	43,992.50	0.00	0.00	0.00	43,992.50	0.00
F	09/01/21 - 09/30/21	30	0.00	64,661.25	0.00	64,661.25	0.00	0.00	0.00	64,661.25	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	28,738.74	0.00	28,738.74	0.00	0.00	0.00	28,738.74	0.00
H-RR	09/01/21 - 09/30/21	30	6,196.38	96,992.91	0.00	96,992.91	0.00	0.00	0.00	96,992.92	6,219.15
RR Interest	09/01/21 - 09/30/21	30	226.74	104,253.39	0.00	104,253.39	0.00	0.00	0.00	104,253.39	227.57
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WLS-A	09/01/21 - 09/30/21	30	0.00	21,208.98	0.00	21,208.98	0.00	0.00	0.00	21,208.98	0.00
WLS-B	09/01/21 - 09/30/21	30	0.00	42,095.12	0.00	42,095.12	0.00	0.00	0.00	42,095.12	0.00
WLS-C	09/01/21 - 09/30/21	30	0.00	57,194.77	0.00	57,194.77	0.00	0.00	0.00	57,194.77	0.00
WLS-D	09/01/21 - 09/30/21	30	0.00	55,359.93	0.00	55,359.93	0.00	0.00	0.00	55,359.93	0.00
WLS-E	09/01/21 - 09/30/21	30	0.00	69,204.00	0.00	69,204.00	0.00	0.00	0.00	69,204.00	0.00
WLS RR
	09/01/21 - 09/30/21	30	0.00	12,898.04	0.00	12,898.04	0.00	0.00	0.00	12,898.04	0.00
Interest
Totals			6,423.12	3,211,320.39	0.00	3,211,320.39	0.00	0.00	0.00	3,211,320.40	6,446.72

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,491,873.93
Pooled Certificate Available Funds	3,119,756.17
1000 Wilshire Certificate Available Funds	257,960.84
Pooled RR Interest Available Funds	114,156.91
1000 Wilshire RR Interest Available Funds	12,898.04
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,228,016.66	Master Servicing Fee	8,197.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,951.36
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	361.19
ARD Interest	0.00	Operating Advisor Fee	1,480.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	415.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,228,016.66	Total Fees	16,696.25

Principal		Expenses/Reimbursements
Scheduled Principal	280,553.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	280,553.53	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,211,320.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	280,553.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,491,873.93
Total Funds Collected	3,508,570.19	Total Funds Distributed	3,508,570.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	803,731,236.85	803,731,236.85	Beginning Certificate Balance	866,856,235.90
(-) Scheduled Principal Collections	280,553.53	280,553.53	(-) Principal Distributions	280,553.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	803,450,683.32	803,450,683.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	803,752,606.69	803,752,606.69	Ending Certificate Balance	866,575,682.37
Ending Actual Collateral Balance	803,450,683.32	803,450,683.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.95)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	10	81,628,081.26	10.16%	80	4.9830	1.572004	1.30 or less	5	60,647,990.50	7.55%	80	5.1349	0.697598
10,000,001 to 20,000,000	7	92,413,082.22	11.50%	80	4.9464	1.830851	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	8	190,190,385.39	23.67%	79	4.6372	1.884997	1.41 to 1.50	2	29,038,607.17	3.61%	81	5.0689	1.446428
30,000,001 to 40,000,000	3	102,019,134.45	12.70%	80	4.5883	2.260937	1.51 to 1.60	2	39,400,000.00	4.90%	80	4.9735	1.584344
40,000,001 to 50,000,000	3	133,800,000.00	16.65%	79	4.4608	2.726328	1.61 to 1.70	2	33,178,496.42	4.13%	79	4.8398	1.676524
50,000,001 to 70,000,000	2	128,250,000.00	15.96%	59	3.4469	4.713060	1.71 to 2.00	4	75,755,708.65	9.43%	80	4.6855	1.794477
70,000,001 or greater	1	75,150,000.00	9.35%	20	4.1100	2.316900	2.01 to 3.00	15	354,704,880.58	44.15%	67	4.5415	2.307425
Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638	3.01 or greater	4	210,725,000.00	26.23%	67	3.7049	4.144142
							Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	60,975,000.00	7.59%	78	3.9561	2.841438	Totals	57	803,450,683.32	100.00%	71	4.4330	2.526638
Arkansas	1	9,158,540.38	1.14%	80	5.0540	(1.300800)
									Property Type³
California	5	173,744,560.23	21.62%	65	3.7903	4.054886
Colorado	3	68,794,134.45	8.56%	79	4.7761	1.579523		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	16,415,944.63	2.04%	80	4.9506	1.649043		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	7,174,744.80	0.89%	77	4.5240	2.137300	Industrial	20	134,052,147.78	16.68%	79	4.7072	2.300507
Indiana	2	12,246,226.94	1.52%	81	4.9405	2.503100	Lodging	2	20,215,156.69	2.52%	79	5.1571	0.069685
Iowa	1	15,000,000.00	1.87%	81	5.0930	1.568800	Mixed Use	1	24,400,000.00	3.04%	80	4.9000	1.593900
Kentucky	2	33,861,433.22	4.21%	80	4.8950	1.452852	Mobile Home Park	8	35,000,000.01	4.36%	81	4.8475	2.062100
Maine	1	7,524,000.00	0.94%	80	4.7485	2.165300	Multi-Family	2	76,973,936.01	9.58%	79	3.7629	3.969117
Maryland	1	9,503,790.45	1.18%	77	5.3915	2.682000	Office	9	276,331,636.11	34.39%	54	4.0362	3.061682
Mexico	1	4,206,260.48	0.52%	81	4.9405	2.503100	Other	2	43,336,000.00	5.39%	81	5.1275	1.030000
Michigan	1	9,667,731.57	1.20%	77	4.5240	2.137300	Retail	13	193,141,806.72	24.04%	80	4.7117	2.090555
Minnesota	4	51,577,474.48	6.42%	80	5.0311	1.206934	Totals	57	803,450,683.32	100.00%	71	4.4330	2.526638
Mississippi	1	6,093,068.75	0.76%	81	4.9405	2.503100
Nevada	1	21,087,638.19	2.62%	81	4.5550	1.924400
New Mexico	1	6,838,177.75	0.85%	81	4.9405	2.503100
Ohio	5	33,919,966.31	4.22%	79	4.8970	1.659770
Oregon	1	8,779,066.52	1.09%	81	4.9405	2.503100
Pennsylvania	3	84,455,611.65	10.51%	27	4.1795	2.318062
Tennessee	1	25,000,000.00	3.11%	80	4.6085	2.498500
Texas	12	72,527,312.52	9.03%	80	4.8452	2.100237
Utah	1	9,200,000.00	1.15%	80	4.7865	2.364200
Virginia	1	49,000,000.00	6.10%	79	3.9860	3.424700
Washington	1	6,700,000.00	0.83%	81	4.6770	2.082900

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	3	155,750,000.00	19.39%	62	3.4667	4.344735	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.500%	4	170,025,000.00	21.16%	53	4.1343	2.773751	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	193,064,932.28	24.03%	79	4.6293	2.012701	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	155,162,543.18	19.31%	80	4.8905	2.055675	37 months to 48 months	15	488,911,000.00	60.85%	65	4.1447	2.989623
	5.001% to 5.250%	8	110,697,583.60	13.78%	81	5.1130	1.274111	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	2	18,750,624.26	2.33%	79	5.3449	1.767556	Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638
	Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	2	140,400,000.00	17.47%	30	3.7693	3.540059	Interest Only	14	476,511,000.00	59.31%	64	4.1362	3.007260
60 months to 113 months		32	663,050,683.32	82.53%	79	4.5735	2.312048	360 months or less	20	326,939,683.32	40.69%	80	4.8655	1.826137
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638	Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	23,000,000.00	2.86%	81	5.1275	1.430000				None
	12 months or less	33	780,450,683.32	97.14%	70	4.4125	2.558956
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	803,450,683.32	100.00%	71	4.4330	2.526638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301271625	OF	Philadelphia	PA	Actual/360	4.110%	257,388.75	0.00	0.00	N/A	06/06/23	--	75,150,000.00	75,150,000.00	10/06/21
2	301271608	OF	LosAngeles	CA	Actual/360	3.377%	183,619.79	0.00	0.00	N/A	03/06/25	--	65,250,000.00	65,250,000.00	10/06/21
3	301271616	MF	AlisoViejo	CA	Actual/360	3.519%	184,762.29	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	10/06/21
4	301271618	OF	Chantilly	VA	Actual/360	3.986%	162,761.67	0.00	0.00	N/A	05/06/28	--	49,000,000.00	49,000,000.00	10/06/21
5	301271641	98	Bloomington	MN	Actual/360	5.128%	86,894.03	0.00	0.00	N/A	07/06/28	--	20,336,000.00	20,336,000.00	10/06/21
5A	301271642				Actual/360	5.128%	98,277.08	0.00	0.00	N/A	07/06/28	--	23,000,000.00	23,000,000.00	10/06/21
6	301271643	IN	Various	Various	Actual/360	4.941%	177,034.58	0.00	0.00	N/A	07/06/28	--	43,000,000.00	43,000,000.00	10/06/21
7	301271617	IN	Various	Various	Actual/360	4.524%	157,586.00	0.00	0.00	N/A	03/06/28	--	41,800,000.00	41,800,000.00	10/06/21
8	301271646	MH	Various	TX	Actual/360	4.848%	141,385.42	0.00	0.00	N/A	07/06/28	--	35,000,000.00	35,000,000.00	10/06/21
9	301271619	RT	Thornton	CO	Actual/360	4.624%	129,412.59	44,079.20	0.00	N/A	05/06/28	--	33,588,213.65	33,544,134.45	10/06/21
10	301271626	RT	Gilbert	AZ	Actual/360	4.282%	119,449.96	0.00	0.00	N/A	06/06/28	--	33,475,000.00	33,475,000.00	10/06/21
11	320021111	OF	Tempe	AZ	Actual/360	3.559%	81,571.88	0.00	0.00	01/06/28	01/06/33	--	27,500,000.00	27,500,000.00	10/06/21
12	301271624	OF	Erlanger	KY	Actual/360	4.744%	97,460.24	38,074.05	0.00	N/A	05/06/28	--	24,652,673.46	24,614,599.41	10/06/21
13	301271635	IN	SanJose	CA	Actual/360	4.711%	95,357.23	37,531.43	0.00	N/A	06/06/28	--	24,289,679.22	24,252,147.79	10/06/21
14	301271633	IN	SpringHill	TN	Actual/360	4.609%	96,010.42	0.00	0.00	N/A	06/06/28	--	25,000,000.00	25,000,000.00	10/06/21
15	301271630	MU	Denver	CO	Actual/360	4.900%	99,633.33	0.00	0.00	N/A	06/06/28	--	24,400,000.00	24,400,000.00	10/06/21
16	301271644	RT	Reno	NV	Actual/360	4.555%	80,157.08	29,484.00	0.00	N/A	07/06/28	--	21,117,122.19	21,087,638.19	10/06/21
17	301271654	RT	Pasadena	TX	Actual/360	5.079%	69,651.35	23,785.02	0.00	N/A	07/06/28	--	16,456,314.92	16,432,529.90	10/06/21
18	301271663	RT	Davenport	IA	Actual/360	5.093%	63,662.50	0.00	0.00	N/A	07/06/28	--	15,000,000.00	15,000,000.00	10/06/21
19	301271639	MF	Loveland	OH	Actual/360	4.861%	56,691.06	20,977.68	0.00	N/A	07/06/28	--	13,994,913.69	13,973,936.01	10/06/21
20	301271620	RT	ChulaVista	CA	Actual/360	4.884%	51,689.00	0.00	0.00	N/A	05/06/28	--	12,700,000.00	12,700,000.00	10/06/21
21	301271622	RT	Pearland	TX	Actual/360	4.470%	46,184.83	0.00	0.00	N/A	05/06/28	--	12,400,000.00	12,400,000.00	10/06/21
22	301271621	LO	Toledo	OH	Actual/360	5.242%	48,372.36	15,739.74	0.00	N/A	05/06/28	--	11,072,356.05	11,056,616.31	10/06/21
23	301271614	RT	FortCollins	CO	Actual/360	4.969%	44,928.04	0.00	0.00	N/A	04/06/28	--	10,850,000.00	10,850,000.00	10/06/21
24	301271615	OF	Bethesda	MD	Actual/360	5.391%	42,759.68	13,340.35	0.00	03/06/28	03/06/33	--	9,517,130.80	9,503,790.45	10/06/21
25	301271638	OF	Frankfort	KY	Actual/360	5.297%	40,874.01	12,900.31	0.00	N/A	07/06/28	--	9,259,734.12	9,246,833.81	10/06/21
26	301271629	RT	Farmington	UT	Actual/360	4.787%	36,696.50	0.00	0.00	N/A	06/06/28	--	9,200,000.00	9,200,000.00	10/06/21
27	301271634	LO	Bentonville	AR	Actual/360	5.054%	38,619.35	11,072.31	0.00	N/A	06/06/28	--	9,169,612.69	9,158,540.38	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	301271640	OF	Chatsworth	CA	Actual/360	4.707%	33,555.66	13,156.91	0.00	N/A	07/06/28	--	8,555,569.35	8,542,412.44	10/06/21
29	301271627	RT	Atlanta	GA	Actual/360	5.115%	36,556.43	12,392.04	0.00	N/A	06/06/28	--	8,576,289.05	8,563,897.01	10/06/21
30	301271631	OF	Portland	ME	Actual/360	4.749%	29,773.10	0.00	0.00	N/A	06/06/28	--	7,524,000.00	7,524,000.00	10/06/21
31	301271623	RT	Spring	TX	Actual/360	5.018%	29,898.92	0.00	0.00	N/A	05/06/28	--	7,150,000.00	7,150,000.00	10/06/21
32	301271637	RT	MosesLake	WA	Actual/360	4.677%	26,113.25	0.00	0.00	N/A	07/06/28	--	6,700,000.00	6,700,000.00	10/06/21
33	301271636	RT	Dallas	GA	Actual/360	4.846%	24,415.78	8,020.49	0.00	N/A	07/06/28	--	6,046,627.66	6,038,607.17	10/06/21
Totals							2,969,204.16	280,553.53	0.00				803,731,236.85	803,450,683.32
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,465,197.00	4,185,088.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,662,163.96	2,834,712.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,800,455.00	5,078,920.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,854,515.00	3,607,911.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,337,545.00	1,157,099.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,669,399.41	4,834,701.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,057,847.82	5,563,693.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,148,620.56	3,114,253.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,495,443.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,525,725.00	2,305,506.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	53,434,565.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,174,348.00	1,435,330.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,219,428.76	1,719,783.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,893,105.80	772,181.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,336,538.44	997,809.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,318,100.67	1,326,173.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,523,929.57	1,224,077.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,426,108.68	1,535,372.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,633,046.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,777,592.38	850,909.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,299,437.69	675,580.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	635,127.32	1,030,553.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	688,813.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,872,626.80	2,385,234.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	529,356.57	289,789.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,093,687.00	546,843.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	(414,827.14)	(610,652.14)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	2,189.28	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,171,076.05	608,491.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,089,863.45	498,700.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	855,425.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	718,357.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	666,704.78	354,281.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	562,684.00	304,397.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	157,026,566.48	50,122,186.82				0.00	0.00	0.00	0.00	2,189.28	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.432984%	4.409328%	71
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433130%	4.409473%	72
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433261%	4.409604%	73
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433392%	4.409734%	74
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433536%	4.409877%	75
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433658%	4.409998%	76
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433782%	4.410122%	77
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.433894%	4.410233%	78
02/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434042%	4.410379%	79
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434152%	4.410489%	80
12/11/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434262%	4.410598%	81
11/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434383%	4.410718%	82
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		75,150,000	75,150,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		65,250,000	65,250,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		663,050,683	663,050,683	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	803,450,683	803,450,683	0	0	0	0
Sep-21	803,731,237	803,731,237	0	0	0	0
Aug-21	803,984,271	803,984,271	0	0	0	0
Jul-21	804,236,252	804,236,252	0	0	0	0
Jun-21	804,513,643	804,513,643	0	0	0	0
May-21	804,753,812	804,753,812	0	0	0	0
Apr-21	804,974,933	804,974,933	0	0	0	0
Mar-21	805,174,211	805,174,211	0	0	0	0
Feb-21	805,435,590	805,435,590	0	0	0	0
Jan-21	805,632,938	805,632,938	0	0	0	0
Dec-20	805,829,460	805,829,460	0	0	0	0
Nov-20	806,046,219	806,046,219	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28